Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Benham Target Maturities Trust
               1995 Portfolio
               2000 Portfolio
               2005 Portfolio
               2010 Portfolio
               2020 Portfolio
               2025 Portfolio
         1933 Act File No. 2-94608
         1940 Act File No. 811-4165

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post Effective Amendment No. 24, filed November 29, 1995, to the issuer's Registration Statement on Form N-1A.

     Any concerns regarding this filing should be directed to the undersigned at 1-415-967-9625.

Very Truly Yours,

/s/Steven  D. Bebout
Steven D. Bebout
Federal Document Analyst